Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF

April 30, 2026 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES – 30.5%
ACM Auto Trust, Class A, Series 2025-2A, 5.55%, 06/20/28(1)	$14,515	$14,540
ACM Auto Trust, Class A, Series 2025-3A, 5.01%, 01/22/30(1)	13,017	13,002
Affirm Asset Securitization Trust, Class A, Series 2025-X1, 5.08%, 04/15/30(1)	931	931
Affirm Master Trust, Class A, Series 2025-3A, 4.45%, 10/16/34(1)	130,000	129,711
American Credit Acceptance Receivables Trust, Class C, Series 2025-1, 5.09%, 08/12/31(1)	30,000	30,157
American Credit Acceptance Receivables Trust, Class C, Series 2026-1, 4.55%, 01/12/33(1)	40,000	39,817
American Express Credit Account Master Trust, Class A, Series 2025-5, 4.51%, 07/15/32	125,000	126,187
Amur Equipment Finance Receivables XV LLC, Class D, Series 2025-1A, 5.68%, 08/20/32(1)	35,000	35,399
Auxilior Term Funding LLC, Class C, Series 2023-1A, 6.50%, 11/15/30(1)	120,000	122,483
Bridgecrest Lending Auto Securitization Trust, Class C, Series 2025-1, 5.15%, 12/17/29	25,000	25,183
Bridgecrest Lending Auto Securitization Trust, Class C, Series 2026-1, 4.44%, 11/17/31	40,000	39,681
Bridgecrest Lending Auto Securitization Trust, Class D, Series 2025-2, 5.62%, 03/17/31	30,000	30,390
CARDS II Trust, Class A, Series 2026-1A (Canada), 4.24%, (SOFR + 0.60%), 04/15/31(1)(2)	40,000	40,034
Carmax Select Receivables Trust, Class C, Series 2025-B, 4.83%, 06/16/31	100,000	100,228
Carvana Auto Receivables Trust, Class B, Series 2021-P3, 1.42%, 08/10/27	60,000	59,374
Carvana Auto Receivables Trust, Class C, Series 2023-N4, 6.59%, 02/11/30(1)	200,000	203,508
CPS Auto Receivables Trust, Class C, Series 2024-A, 5.74%, 04/15/30(1)	21,506	21,607
CPS Auto Receivables Trust, Class C, Series 2025-A, 5.25%, 04/15/31(1)	30,000	30,242
Dext ABS LLC, Class B, Series 2023-2, 6.41%, 05/15/34(1)	30,000	30,286
Discover Card Execution Note Trust, Class A, Series 2023-A2, 4.93%, 06/15/28	205,000	205,268
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	25,000	25,333
DT Auto Owner Trust, Class C, Series 2023-3A, 6.40%, 05/15/29(1)	121,364	122,243
Elara HGV Timeshare Issuer LLC, Class A, Series 2023-A, 6.16%, 02/25/38(1)	93,031	95,577
Exeter Automobile Receivables Trust, Class B, Series 2024-5A, 4.48%, 04/16/29	25,795	25,823
Exeter Automobile Receivables Trust, Class C, Series 2026-2A, 4.91%, 08/16/32	40,000	39,993
Exeter Automobile Receivables Trust, Class D, Series 2025-3A, 5.57%, 10/15/31	40,000	40,395
FinBe USA Trust, Class A, Series 2025-1A, 5.70%, 12/15/28(1)	12,156	12,158
First Investors Auto Owner Trust, Class B, Series 2026-1A, 4.81%, 07/15/32(1)	40,000	40,197
Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Class B, Series 2024-3, 5.35%, 07/16/29(1)	$30,000	$30,060
GLS Auto Select Receivables Trust, Class A3, Series 2023-2A, 6.38%, 02/15/29(1)	300,000	302,579
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	30,000	30,734
Greensky Home Improvement Issuer Trust, Class A2, Series 2024-2, 5.25%, 10/27/59(1)	6,162	6,171
Hilton Grand Vacations Trust, Class A, Series 2024-2A, 5.50%, 03/25/38(1)	36,916	37,548
Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(1)	36,533	37,112
Huntington Bank Auto Credit-Linked Notes, Class B1, Series 2024-1, 6.15%, 05/20/32(1)	7,122	7,219
LAD Auto Receivables Trust, Class C, Series 2024-3A, 4.93%, 03/15/30(1)	35,000	35,189
LAD Auto Receivables Trust, Class D, Series 2025-1A, 5.52%, 05/17/32(1)	30,000	30,342
LBZST, Class A, Series 2025-B, 5.57%, 06/17/30	56,024	56,096
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	9,753	9,815
Lendbuzz Securitization Trust, Class A2, Series 2025-1A, 5.10%, 10/15/30(1)	59,780	59,958
Lendmark Funding Trust, Class A, Series 2025-3A, 4.51%, 05/21/35(1)	50,000	49,671
Lobel Automobile Receivables Trust 2026-1, Class A, Series 2026-1, 4.88%, 10/16/28(1)	40,000	40,004
Mariner Finance Issuance, Class A, Series 2025-AA, 4.98%, 05/20/38(1)	65,000	65,411
Marlette Funding Trust, Class B, Series 2024-1A, 6.07%, 07/17/34(1)	7,197	7,216
Metronet Infrastructure Issuer LLC, Class A2, Series 2025-2A, 5.40%, 08/20/55(1)	30,000	30,274
MMP Capital LLC, Class B, Series 2025-A, 5.72%, 12/15/31(1)	35,000	35,300
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	1,498	1,500
Nmef Funding, Class A2, Series 2024-A, 5.15%, 12/15/31(1)	21,450	21,560
Oaktree Abf Equipment St LLC, Class B, Series 2026-1A, 4.91%, 10/17/33(1)	40,000	39,887
Octane Receivables Trust, Class B, Series 2024-1A, 5.66%, 05/20/30(1)	25,000	25,246
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	13,795	13,844
OneMain Financial Issuance Trust, Class B, Series 2025-1A, 5.05%, 07/14/38(1)	30,000	30,063
Oportun Issuance Trust, Class A, Series 2021-C, 2.18%, 10/08/31(1)	58,757	58,006
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	7,898	7,902
Own Equipment Fund I LLC, Class A, Series 2024-2M, 5.70%, 12/20/32(1)	22,751	22,879
Pawneee Equipment Receivables LLC, Class B, Series 2022-1, 5.40%, 07/17/28(1)	6,443	6,447
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(1)	30,000	30,584
Prestige Auto Receivables Trust, Class B, Series 2023-2A, 6.64%, 12/15/27(1)	406	407

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(3)	$41,408	$41,723
RCKT Mortgage Trust, Class A1A, Series 2024-CES3, 6.59%, 05/25/44(1)(2)(3)	52,318	52,863
RCKT Trust, Class B, Series 2025-1A, 4.99%, 07/25/34(1)	40,000	40,091
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	15,567	15,649
Reach ABS Trust, Class B, Series 2025-2A, 5.12%, 08/18/32(1)	40,000	40,037
Regional Management Issuance Trust, Class A, Series 2024-2, 5.11%, 12/15/33(1)	30,000	30,111
Sbna Auto Receivables Trust, Class C, Series 2024-A, 5.59%, 01/15/30(1)	18,000	18,170
Scalelogix Abs US Issuer LLC, Class A2, Series 2025-1A, 5.67%, 07/25/55(1)	30,000	29,515
Sierra Timeshare Receivables Funding LLC, Class B, Series 2026-1A, 4.80%, 12/22/42(1)	46,620	46,386
Sofi Consumer Loan Program Trust, Class A, Series 2025-1, 4.80%, 02/27/34(1)	40,263	40,382
Sofi Consumer Loan Program Trust, Class C, Series 2026-1, 4.74%, 12/26/35(1)	40,000	39,677
Subway Funding LLC, Class A2II, Series 2024-1A, 6.27%, 07/30/54(1)	29,550	29,782
Taco Bell Funding LLC, Class A2I, Series 2025-1A, 4.82%, 08/25/55(1)	50,000	49,541
Tesla Lease Electric Vehicle Securitization LLC, Class A2, Series 2025-A, 4.14%, 06/20/28(1)	40,780	40,783
Tricolor Auto Securitization Trust, Class C, Series 2024-2A, 6.93%, 04/17/28(1)(4)(5)	30,000	14,700
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	34,563	34,812
United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	1,099	1,100
United Auto Credit Securitization Trust, Class D, Series 2023-1, 8.00%, 07/10/28(1)	11,550	11,604
Upstart Securitization Trust, Class A2, Series 2025-3, 4.60%, 09/20/35(1)	117,103	117,151
US Bank NA, Class B, Series 2023-1, 6.79%, 08/25/32(1)	3,740	3,763
Veros Auto Receivables Trust, Class B, Series 2026-1, 4.84%, 05/15/29(1)	40,000	40,010
VFI ABS LLC, Class A, Series 2025-1A, 4.78%, 06/24/30(1)	33,248	33,317
Westlake Automobile Receivables Trust, Class A3, Series 2025-3A, 4.22%, 06/15/29(1)	65,000	65,083
Westlake Automobile Receivables Trust, Class B, Series 2024-2A, 5.62%, 03/15/30(1)	30,000	30,179
Westlake Automobile Receivables Trust, Class C, Series 2025-2A, 4.85%, 01/15/31(1)	30,000	30,160
Westlake Automobile Receivables Trust, Class C, Series 2026-1A, 4.37%, 06/16/31(1)	40,000	39,693
Wingspire Equipment Finance LLC, Class A2, Series 2025-1A, 4.33%, 09/20/33(1)	65,000	64,971
Wingstop Funding LLC, Class A2, Series 2020-1A, 2.84%, 12/05/50(1)	49,250	47,786
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	38,100	36,343
Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Total Asset Backed Securities
(Cost $3,911,375)		3,914,153
MORTGAGE BACKED SECURITIES - 28.2%
Agency Mortgage Backed Security - 7.8%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	$99,138	$102,370
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	127,626	131,060
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	24,212	24,846
Federal Home Loan Mortgage Corporation, 6.00%, 12/01/54	94,980	97,038
Federal Home Loan Mortgage Corporation, 5.00%, 01/01/55	54,075	53,360
Federal Home Loan Mortgage Corporation, 5.00%, 01/01/55	242,578	239,548
Federal Home Loan Mortgage Corporation, 5.00%, 02/01/55	62,708	61,849
Federal National Mortgage Association, 6.00%, 10/01/53	110,088	112,928
Federal National Mortgage Association, 6.00%, 08/01/54	42,085	43,040
Federal National Mortgage Association, 6.00%, 01/01/55	43,467	44,508
Federal National Mortgage Association, 4.00%, 03/01/55	97,478	91,785
Total Agency Mortgage Backed Security		1,002,332
Commercial Mortgage Backed Securities - 4.0%
BBCMS Trust, Class A, Series 2018-CBM, 4.95%, (1-Month SOFR + 1.30%), 07/15/37(1)(2)	39,000	38,015
Bx Commercial Mortgage Trust, Class A, Series 2024-XL5, 5.05%, (1-Month SOFR + 1.39%), 03/15/41(1)(2)	61,129	61,259
BX Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	30,000	30,020
BX Trust, Class C, Series 2025-ROIC, 5.20%, (1-Month SOFR + 1.54%), 03/15/30(1)(2)	24,400	24,344
BX Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	120,000	114,148
Mssg Trust, Class A, Series 2017-237P, 3.40%, 09/13/39(1)	32,000	30,747
New York Commercial Mortgage Trust, Class A, Series 2025-300P, 4.88%, 07/13/42(1)(2)(3)	40,000	39,824
Thpt Mortgage Trust, Class A, Series 2023-THL, 7.23%, 12/10/34(1)(2)(3)	166,730	167,229
Total Commercial Mortgage Backed Securities		505,586
Residential Mortgage Backed Securities - 16.4%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(6)	31,153	30,106
Angel Oak Mortgage Trust, Class A1, Series 2022-5, 4.50%, 05/25/67(1)(6)	43,600	43,477
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(3)	11,704	11,443

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Arroyo Mortgage Trust, Class A1B, Series 2020-1, 2.10%, 03/25/55(1)	$71,023	$69,585
Aspire Mortgage Trust, Class A1, Series 2026-1, 4.86%, 01/25/66(1)(2)(3)	97,143	96,630
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(2)(3)	75,849	76,776
Citigroup Mortgage Loan Trust, Class A1, Series 2019-RP1, 3.50%, 01/25/66(1)(2)(3)	29,957	29,402
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64(1)(2)(3)	57,236	56,609
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(6)	148,606	149,521
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES3, 4.84%, 09/25/60(1)(6)	91,823	91,192
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(3)	122,288	110,579
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	102,382	97,678
FS, Class A, Series 2026-ORL, 5.00%, (1-Month SOFR + 1.35%), 02/15/41(1)(2)	40,000	40,046
Government National Mortgage Association, Class JA, Series 2025-125, 5.00%, 11/16/50(2)(3)	49,340	49,467
Homes Trust, Class A1, Series 2023-NQM2, 6.46%, 02/25/68(1)(6)	187,891	187,480
J.P. Morgan Mortgage Trust, Class A1A, Series 2024-CES1, 5.92%, 06/25/54(1)(6)	22,008	22,119
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(2)(3)	64,070	64,346
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES2, 5.59%, 06/25/55(1)(2)(3)	22,238	22,327
J.P. Morgan Mortgage Trust, Class A1, Series 2026-ACES1, 4.89%, 04/25/66(1)(2)(3)	28,747	28,569
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	123,094	121,885
Mill City Mortgage Loan Trust, Class A1, Series 2019-GS2, 2.75%, 08/25/59(1)(2)(3)	35,571	34,756
Mill City Mortgage Loan Trust, Class A1B, Series 2018-4, 3.50%, 04/25/66(1)(2)(3)	32,090	31,583
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56(1)(2)(3)	32,567	30,995
New Residential Mortgage Loan Trust, Class A1, Series 2018-3A, 4.50%, 05/25/58(1)(2)(3)	46,774	45,581
New Residential Mortgage Loan Trust, Class A1, Series 2021-NQ2R, 0.94%, 10/25/58(1)(2)(3)	49,683	47,903
NYMT Loan Trust, Class A1, Series 2021-CP1, 2.04%, 07/25/61(1)	39,433	37,151
OBX Trust, Class A2, Series 2018-1, 4.42%, (1-Month SOFR + 0.76%), 06/25/57(1)(2)	14,229	14,127
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(6)	196,766	196,730
RCKT Mortgage Trust, Class A1A, Series 2024-CES1, 6.03%, 02/25/44(1)(2)(3)	110,609	111,177
RCKT Mortgage Trust, Class A1A, Series 2024-CES6, 5.34%, 09/25/44(1)(6)	60,846	60,953
Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	$714	$713
Starwood Mortgage Residential Trust, Class A1, Series 2021-3, 1.13%, 06/25/56(1)(2)(3)	69,038	60,145
Towd Point Mortgage Trust, Class A1A, Series 2018-6, 3.75%, 03/25/58(1)(2)(3)	10,267	10,236
Verus Securitization Trust, Class A1, Series 2021-R1, 0.82%, 10/25/63(1)(2)(3)	25,452	24,693
Total Residential Mortgage Backed Securities		2,105,980
Total Mortgage Backed Securities
(Cost $3,578,161)		3,613,898
CORPORATE BONDS – 22.6%

Commercial & Residential Mortgage Finance – 0.0%(7)
Rocket Cos., Inc., 6.13%, 08/01/30(1)	5,000	5,077

Communication Services – 1.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/28(1)	32,000	31,641
Cipher Compute LLC, 7.13%, 11/15/30(1)	10,000	10,378
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	14,000	14,019
Gray Media, Inc., 7.25%, 08/15/33(1)	15,000	15,281
Nexstar Media, Inc., 6.50%, 09/15/33(1)	5,000	5,042
Nexstar Media, Inc., 7.25%, 04/15/34(1)	5,000	5,036
Oak-Eagle Acquireco, Inc., 7.25%, 07/01/33(1)	10,000	10,309
Sinclair Television Group, Inc., 8.13%, 02/15/33(1)	10,000	10,362
Snap, Inc., 6.88%, 03/15/34(1)	5,000	4,844
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(1)	10,000	9,818
T-Mobile USA, Inc., 3.88%, 04/15/30	25,000	24,347
Univision Communications, Inc., 7.38%, 06/30/30(1)	15,000	14,995
Total Communication Services		156,072

Consumer Discretionary – 1.3%
Hilton Domestic Operating Co., Inc., 5.88%, 04/01/29(1)	15,000	15,215
Hilton Domestic Operating Co., Inc., 5.75%, 09/15/33(1)	15,000	15,109
Meritage Homes Corp., 3.88%, 04/15/29(1)	30,000	29,239
Newell Brands, Inc., 6.38%, 09/15/27	31,000	31,311
Nissan Motor Acceptance Co. LLC, 5.63%, 09/29/28(1)	15,000	14,924
Tractor Supply Co., 1.75%, 11/01/30	25,000	22,090
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	33,000	32,316
Total Consumer Discretionary		160,204

Consumer Staples – 0.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(1)	20,000	19,589
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/29(1)	32,000	31,016
Pilgrim’s Pride Corp., 4.25%, 04/15/31	20,000	19,238
Post Holdings, Inc., 6.25%, 02/15/32(1)	14,000	14,285

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Consumer Staples (continued)
Post Holdings, Inc., 6.38%, 03/01/33(1)	$15,000	$15,004
Total Consumer Staples		99,132

Energy – 1.4%
Buckeye Partners LP, 6.75%, 02/01/30(1)	10,000	10,350
DBR Land Holdings LLC, 6.25%, 12/01/30(1)	10,000	10,243
DT Midstream, Inc., 4.13%, 06/15/29(1)	34,000	33,294
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	10,000	10,482
Hf Sinclair Corp., 5.75%, 01/15/31	15,000	15,367
Kodiak Gas Services LLC, 5.88%, 04/01/31(1)	5,000	5,039
Kodiak Gas Services LLC, 6.50%, 10/01/33(1)	10,000	10,234
Ngpl Pipeco LLC, 4.88%, 08/15/27(1)	25,000	25,035
Noble Finance II LLC, 8.00%, 04/15/30(1)	20,000	20,809
Occidental Petroleum Corp., 7.88%, 09/15/31	10,000	11,381
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	20,000	19,981
Total Energy		172,215

Financials – 8.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.75%, 04/15/28(1)	30,000	30,401
Allstate Corp. (The), Series B, 6.85%, (3-Month SOFR + 3.20%), 08/15/53(2)	10,000	10,014
Ally Financial, Inc., 8.00%, 11/01/31	20,000	22,347
American Express Co., 4.58%, (SOFR + 0.93%), 07/26/28(2)	18,000	18,087
American Express Co., 5.09%, (SOFR + 1.02%), 01/30/31(2)	5,000	5,089
American National Group, Inc., 7.00%, (US 5 Year CMT T- Note + 3.18%), 12/01/55(2)	6,000	5,869
Apollo Debt Solutions BDC, 5.20%, 12/08/28(1)	20,000	19,795
Atlas Warehouse Lending Co. LP, 5.25%, 01/15/33(1)	25,000	24,458
Bank of America Corp., Series TT, 6.13%, (US 5 Year CMT T- Note + 3.23%), perpetual(2)(8)	20,000	20,150
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27(2)	35,000	34,794
Bank of New York Mellon Corp. (The), Series F, 4.63%, (3-Month SOFR + 3.39%), perpetual(2)(8)	25,000	24,929
Blackstone Private Credit Fund, 5.95%, 07/16/29	20,000	20,021
Blue Owl Finance LLC, 3.13%, 06/10/31	35,000	30,480
Capital One Financial Corp., 4.72%, (SOFR + 1.15%), 01/30/32(2)	35,000	34,592
Charles Schwab Corp. (The), Series I, 4.00%, (US 5 Year CMT T- Note + 3.17%), perpetual(2)(8)	15,000	14,985
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(8)	20,000	18,653
Citadel Finance LLC, 4.75%, 02/14/29(1)	10,000	9,851
Citigroup, Inc., 4.94%, (SOFR + 1.28%), 02/24/28(2)	35,000	35,188
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T- Note + 3.85%), 12/15/52(2)	30,000	30,469
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance, 5.95%, 09/17/30(1)	20,000	18,977
Security Description	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
F&G Annuities & Life, Inc., 6.50%, 06/04/29	$25,000	$25,306
Fifth Third Bancorp, 4.06%, (SOFR + 1.36%), 04/25/28(2)	25,000	24,884
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	10,000	10,053
Goldman Sachs Group, Inc. (The), Series G, 5.68%, (3-Month SOFR + 2.01%), 10/28/27(2)	25,000	25,176
Goldman Sachs Group, Inc. (The), Series ., 4.61%, (SOFR + 0.96%), 01/21/32(2)	10,000	9,966
Goldman Sachs Private Credit Corp., 5.05%, 02/23/28(1)	20,000	19,774
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31	15,000	15,450
Hub International Ltd., 7.25%, 06/15/30(1)	20,000	20,701
Huntington Bancshares, Inc., 6.21%, (SOFR + 2.02%), 08/21/29(2)	25,000	25,875
Iron Mountain, Inc., 5.25%, 07/15/30(1)	15,000	14,853
JPMorgan Chase & Co., Series ., 4.84%, (SOFR + 1.18%), 02/24/28(2)	40,000	40,232
KeyCorp, Series G, 5.12%, (SOFR + 1.23%), 04/04/31(2)	20,000	20,212
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	27,000	26,796
Morgan Stanley, 3.59%, 07/22/28(2)(3)	60,000	59,346
MSCI, Inc., 3.63%, 09/01/30(1)	35,000	33,141
Northern Trust Corp., 3.38%, (3-Month USD SOFR + 1.13%), 05/08/32(2)	20,000	19,747
Onemain Finance Corp., 6.63%, 01/15/28	35,000	35,516
PNC Financial Services Group, Inc. (The), Series V, 6.20%, (US 5 Year CMT T- Note + 3.24%), perpetual(2)(8)	15,000	15,108
PNC Financial Services Group, Inc. (The), 5.22%, (SOFR + 1.07%), 01/29/31(2)	25,000	25,528
Rga Global Funding, 4.60%, 11/25/30(1)	25,000	24,830
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(8)	10,000	10,311
Synchrony Financial, 2.88%, 10/28/31	20,000	17,582
Texas Capital Bancshares, Inc., 5.30%, (SOFR + 1.94%), 02/27/32(2)	15,000	14,882
Truist Financial Corp., 7.16%, (SOFR + 2.45%), 10/30/29(2)	30,000	31,833
US Bancorp, 5.05%, (SOFR + 1.06%), 02/12/31(2)	30,000	30,460
Wells Fargo & Co., 3.53%, (SOFR + 1.51%), 03/24/28(2)	20,000	19,852
Wells Fargo & Co., 6.30%, (SOFR + 1.79%), 10/23/29(2)	15,000	15,616
Total Financials		1,062,179

Health Care – 2.5%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(1)	15,000	14,935
Adapthealth LLC, 6.13%, 08/01/28(1)	15,000	15,007
Augusta Spinco Corp., 4.66%, 03/23/31	15,000	14,971
Baxter International, Inc., 4.90%, 12/15/30	25,000	24,747
Centene Corp., 4.63%, 12/15/29	15,000	14,631

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Health Care (continued)
Charles River Laboratories International, Inc., 4.25%, 05/01/28(1)	$5,000	$4,913
CVS Health Corp., 7.00%, (US 5 Year CMT T- Note + 2.89%), 03/10/55(2)	30,000	31,146
DENTSPLY Sirona, Inc., 3.25%, 06/01/30	35,000	32,390
HCA, Inc., 5.45%, 04/01/31	30,000	30,807
Iqvia, Inc., 6.25%, 02/01/29	20,000	20,758
IQVIA, Inc., 6.25%, 06/01/32(1)	25,000	25,491
Medline Borrower LP, 5.25%, 10/01/29(1)	5,000	4,979
Medline Borrower LP/Medline Co. Issuer, Inc., 6.25%, 04/01/29(1)	20,000	20,477
Royalty Pharma PLC, 5.15%, 09/02/29	25,000	25,434
Tenet Healthcare Corp., 5.50%, 11/15/32(1)	10,000	9,979
Universal Health Services, Inc., 1.65%, 09/01/26	30,000	29,732
Total Health Care		320,397

Industrials – 2.2%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	22,755	22,774
Aviation Capital Group LLC, 5.38%, 07/15/29(1)	25,000	25,417
BlueLinx Holdings, Inc., 6.00%, 11/15/29(1)	20,000	19,437
Boeing Co. (The), 6.39%, 05/01/31	10,000	10,683
Builders FirstSource, Inc., 4.25%, 02/01/32(1)	10,000	9,287
CoStar Group, Inc., 2.80%, 07/15/30(1)	35,000	31,803
Flowserve Corp., 3.50%, 10/01/30	20,000	18,899
Herc Holdings, Inc., 7.00%, 06/15/30(1)	15,000	15,615
Hexcel Corp., 4.20%, 02/15/27	32,000	31,943
Hexcel Corp., 4.90%, 05/15/31	10,000	10,007
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	20,000	18,969
Quikrete Holdings, Inc., 6.38%, 03/01/32(1)	5,000	5,082
Stanley Black & Decker, Inc., 6.71%, (US 5 Year CMT T- Note + 2.66%), 03/15/60(2)	20,000	19,794
TransDigm, Inc., 6.75%, 08/15/28(1)	30,000	30,443
United Airlines Holdings, Inc., 4.88%, 03/01/29	10,000	9,876
Total Industrials		280,029

Information Technology – 1.7%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	25,000	24,470
Broadcom, Inc., 4.35%, 02/15/30	25,000	24,912
Cloud Software Group, Inc., 9.00%, 09/30/29(1)	25,000	24,568
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	20,000	19,842
Foundry Jv Holdco LLC, 5.90%, 01/25/30(1)	15,000	15,570
Gartner, Inc., 3.75%, 10/01/30(1)	25,000	22,924
Kyndryl Holdings, Inc., 2.70%, 10/15/28	25,000	23,513
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	14,000	14,171
Oracle Corp., 6.25%, 11/09/32	25,000	25,670
Vontier Corp., 2.40%, 04/01/28	24,000	23,033
Total Information Technology		218,673

Materials – 1.0%
Bayport Polymers LLC, 4.74%, 04/14/27(1)	25,000	24,986
Berry Global, Inc., 5.80%, 06/15/31	30,000	31,264
JH North America Holdings, Inc., 5.88%, 01/31/31(1)	20,000	20,007
LSB Industries, Inc., 6.25%, 10/15/28(1)	15,000	15,017
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(1)	11,000	10,946
Security Description	Principal	Value
CORPORATE BONDS (continued)

Materials (continued)
Sonoco Products Co., 4.60%, 09/01/29	$25,000	$24,963
Total Materials		127,183
Real Estate – 0.2%
EPR Properties, 4.75%, 11/15/30	20,000	19,659
Millrose Properties, Inc., 6.38%, 08/01/30(1)	10,000	10,135
Total Real Estate		29,794
Telecommunication Services – 0.1%
CSC Holdings LLC, 5.50%, 04/15/27(1)	20,000	16,888

Transaction & Payment Processing Services – 0.4%
Block, Inc., 6.50%, 05/15/32	20,000	20,392
Global Payments, Inc., 4.88%, 11/15/30	25,000	24,581
Total Transaction & Payment Processing Services		44,973
Transportation – 0.0%(7)
FedEx Freight Holding Co., Inc., 4.65%, 03/15/31(1)	5,000	4,931

Utilities – 1.5%
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(2)	20,000	20,602
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	20,000	19,534
Nextera Energy Capital Holdings, Inc., 6.38%, (US 5 Year CMT T- Note + 2.05%), 08/15/55(2)	20,000	20,424
NiSource, Inc., 6.95%, (US 5 Year CMT T- Note + 2.45%), 11/30/54(2)	10,000	10,365
NRG Energy, Inc., 4.96%, 04/30/31(1)	25,000	24,834
NRG Energy, Inc., 5.88%, 05/15/34(1)	5,000	4,984
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(1)	5,000	4,959
Puget Energy, Inc., 2.38%, 06/15/28	25,000	23,900
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	40,000	39,859
Spire, Inc., 6.25%, (US 5 Year CMT T- Note + 2.56%), 06/01/56(2)	20,000	19,939
Xplr Infrastructure Operating Partners LP, 7.25%, 01/15/29(1)	8,000	8,323
Total Utilities		197,723
Total Corporate Bonds
(Cost $2,863,077)		2,895,470

U.S. GOVERNMENT SECURITIES – 10.1%
U.S. Treasury Note
4.63%, 06/30/26	155,000	155,227
4.63%, 11/15/26	40,000	40,191
3.75%, 08/15/27	350,000	349,556
3.50%, 10/31/27	220,000	218,823
3.50%, 02/15/29	20,000	19,786
4.00%, 07/31/29	220,000	220,460
4.00%, 02/28/30	250,000	250,288
3.63%, 08/31/30	35,000	34,476

Total U.S. Government Securities
(Cost $1,292,474)		1,288,807

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS – 4.7%†

Consumer Discretionary – 0.8%
Ashtead Capital, Inc., 4.25%, 11/01/29 (United Kingdom)(1)	$25,000	$24,530
Daimler Truck Finance North America LLC, 4.50%, 04/12/31 (Germany)(1)	10,000	9,828
Flutter Treasury DAC, 5.88%, 06/04/31 (United Kingdom)(1)	25,000	24,926
Ontario Gaming GTA LP/OTG Co. Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	20,000	19,775
Sodexo, Inc., 5.15%, 08/15/30 (France)(1)	25,000	25,287
Total Consumer Discretionary		104,346

Consumer Staples – 0.2%
Imperial Brands Finance PLC, 5.50%, 02/01/30 (United Kingdom)(1)	20,000	20,563

Consumer, Non-cyclical – 0.2%
180 Medical, Inc., 3.88%, 10/15/29 (United Kingdom)(1)	25,000	24,116

Energy – 0.8%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(2)(8)	30,000	29,762
Enbridge, Inc., 7.38%, (US 5 Year CMT T- Note + 3.71%), 01/15/83 (Canada)(2)	20,000	20,501
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T- Note + 3.95%), 03/01/55 (Canada)(2)	20,000	20,885
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29 (Canada)	20,000	20,146
TransCanada Pipelines Ltd., Series ., 6.13%, (US 5 Year CMT T- Note + 2.25%), 10/17/56 (Canada)(2)	10,000	10,047
Total Energy		101,341

Financials – 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, (US 5 Year CMT T- Note + 2.44%), 01/31/56 (Ireland)(2)	25,000	25,466
Barclays, 7.39%, (US 1 Year CMT T- Note + 3.30%), 11/02/28 (United Kingdom)(2)	20,000	20,797
Deutsche Bank AG/New York NY, 5.00%, (SOFR + 1.70%), 09/11/30 (Germany)(2)	25,000	25,117
Societe Generale SA, 5.63%, (US 1 Year CMT T- Note + 1.75%), 01/19/30 (France)(1)(2)	20,000	20,414
Security Description	Principal	Value
FOREIGN BONDS (continued)

Financials (continued)
Toronto-Dominion Bank (The), 8.13%, (US 5 Year CMT T- Note + 4.08%), 10/31/82 (Canada)(2)	$25,000	$26,020
UBS AG/London, 5.65%, 09/11/28 (Switzerland)	25,000	25,772
Total Financials		143,586

Health Care – 0.2%
Smith & Nephew PLC, 2.03%, 10/14/30 (United Kingdom)	30,000	26,828

Industrials – 0.3%
Avolon Holdings Funding Ltd., 5.75%, 11/15/29 (Ireland)(1)	25,000	25,610
Wrangler Holdco Corp., 6.63%, 04/01/32 (Canada)(1)	10,000	10,324
Total Industrials		35,934

Materials – 0.5%
Fortescue Treasury Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	10,000	10,213
Ineos Finance PLC, 6.75%, 05/15/28 (Luxembourg)(1)	32,000	32,164
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30 (Ireland)	25,000	25,476
Total Materials		67,853

Utilities – 0.6%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26 (Canada)(6)	10,000	10,000
Electricite de France SA, 5.70%, 05/23/28 (France)(1)	25,000	25,565
ENEL Finance International NV, 5.13%, 06/26/29 (Italy)(1)	20,000	20,297
National Grid PLC, 5.60%, 06/12/28 (United Kingdom)	20,000	20,441
Total Utilities		76,303
Total Foreign Bonds
(Cost $593,156)		600,870
TOTAL INVESTMENTS - 96.1%
(Cost $12,238,243)		12,313,198
Other Assets in Excess of Liabilities - 3.9%		496,789
Net Assets - 100.0%		$12,809,987

†	Principal disclosed in USD unless otherwise stated.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2026, the aggregate value of these securities was $7,230,774, or 56.4% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2026.
(3)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

April 30, 2026 (unaudited)

(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default, no interest payments are being received.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2026.
(7)	Amount rounds to less than 0.05%.
(8)	Perpetual security with no contractual maturity date.

Abbreviations:
CMT — Constant Maturity Treasury Index
SOFR — Secured Overnight Financing Rate
USD — United States Dollar

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

April 30, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$3,899,453	$14,700	$3,914,153
Mortgage Backed Securities	—	3,613,898	—	3,613,898
Corporate Bonds	—	2,895,470	—	2,895,470
U.S. Government Securities	—	1,288,807	—	1,288,807
Foreign Bonds	—	600,870	—	600,870
Total	$—	$12,298,498	$14,700	$12,313,198

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2026